Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Net Loss Before Income Taxes
Components of net loss before income taxes:	2024	2023
United States	$(31,513,389)	$(14,406,262)
Foreign	$—	$—

Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2024		2023
Statutory federal income tax benefit	$(6,617,812)	21.0%	$(3,025,315)	21.0%
State taxes, net of federal tax benefit	(463,682)	1.5%	(219,705)	1.5%
Change in valuation allowance	2,968,883	-9.4%	2,079,231	-14.4%
Change in state tax rate	16,101	-0.1%	462,709	-3.2%
Change in fair value estimates	(107,489)	0.3%	(2,050,026)	14.2%
Non-deductible interest - IRC 163(l)	516,624	-1.6%	738,993	-5.1%
Non-deductible transaction/restructuring costs	—	0.0%	1,313,792	-9.1%
Loss on debt conversion & extinguishment	2,935,747	-9.3%	—	0.0%
Nondeductible warrant issuance expense	—	0.0%	552,321	-3.8%
Impairment of goodwill	612,511	-1.9%	—	0.0%
Other non-deductible expenses	139,117	-0.5%	148,000	-1.0%
Effective tax rate	$—	0.0%	$—	0.0%

Schedule of Components of Income Tax Provision (Benefit)	The components of income tax provision (benefit) are as follows:
As of December 31,
	2024	2023
Federal:
Current	$—	$—
Deferred	—	—
State and Local:
Current	—	—
Deferred	—	—
Total	$—	$—

Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities

	As of December 31,
	2024	2023
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,347,734	$6,368,669
Contribution carryforwards	23,718	24,626
Tax credits	91,889	—
Stock-based compensation	157,165	155,404
Accrual to cash adjustment	—	1,299
Starup costs & other intangibles	1,700,257	1,816,143
Acquired intangibles	(870,569)	—
Lease Liabilities	16,339	52,805
Right of use assets	(16,308)	(30,236)
Accrued expenses	651,519	—
Capitalized R&D costs (Sec. 174)	1,930,337	798,802
Other	8,182	(3,363)
	16,040,263	9,184,149
Valuation allowance	(16,040,263)	(9,184,149)
Deferred tax assets, net of allowance	$—	$—